Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss on derivative financial instruments	$ 5,609	$ 2,124
Total realized loss on derivative financial instruments	2,329	2,362
Gain (loss) on derivative instruments	580	3,326
Gain (loss) on derivative financial instruments	(1,749)	964
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss on derivative financial instruments	(5,353)	(901)
Total realized loss on derivative financial instruments	2,221	1,218
Loss on derivative financial instruments not accounted for as hedges	(3,132)	317
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss on derivative financial instruments	(5,353)	(901)
Total realized loss on derivative financial instruments	(108)	(1,145)
Not Designated as Hedging Instrument | Currency forward contract
Fair Value of Financial Instruments [Line Items]
Total realized loss on derivative financial instruments	2,329	2,363
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of AOCI gains frozen as a result of hedge dedesignation	$ 3,712	$ 3,009